UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03734
EuroPacific Growth Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class A
| AEPGX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.83%
Management's discussion of fund performance
The fund’s Class A shares lost 0.05% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class A (with sales charge) *	(5.80) %	8.24%	4.33%
EuroPacific Growth Fund — Class A (without sales charge) *	(0.05) %	9.53%	4.95%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class C
| AEPCX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.56%
Management's discussion of fund performance
The fund’s Class C shares lost 0.78% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class C (with sales charge) *	(1.71) %	8.72%	4.31%
EuroPacific Growth Fund — Class C (without sales charge) *	(0.78) %	8.72%	4.31%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot
invest
directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of
net
assets
)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class T
| TEUPX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 58	0.58%
Management's discussion of fund performance
The fund’s Class T shares gained 0.22% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class T (with sales charge) 2	(2.29) %	9.25%	5.80%
EuroPacific Growth Fund — Class T (without sales charge) 2	0.22%	9.81%	6.13%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	5.96%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net
assets
)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-1
| AEGFX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 86	0.86%
Management's discussion of fund performance
The fund’s Class F-1 shares lost 0.07% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class F-1 *	(0.07) %	9.51%	4.92%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-2
| AEPFX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.57%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.22% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class F-2 *	0.22%	9.81%	5.21%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net
assets
)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class F-3
|
FEUPX
 for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.47%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.31% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class F-3 2	0.31%	9.93%	6.57%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	6.23%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-A
| CEUAX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 85	0.85%
Management's discussion of fund performance
The fund’s Class 529-A shares lost 0.06% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-A (with sales charge) *	(3.56) %	8.73%	4.54%
EuroPacific Growth Fund — Class 529-A (without sales charge) *	(0.06) %	9.51%	4.91%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-C
| CEUCX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 158	1.59%
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.81% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-C (with sales charge) *	(1.75) %	8.68%	4.51%
EuroPacific Growth Fund — Class 529-C (without sales charge) *	(0.81) %	8.68%	4.51%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-E
| CEUEX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 108	1.08%
Management's discussion of fund performance
The fund’s Class 529-E shares lost 0.28% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-E *	(0.28) %	9.26%	4.67%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-T
| TEUGX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 62	0.62%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 0.15% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class 529-T (with sales charge) 2	(2.35) %	9.20%	5.74%
EuroPacific Growth Fund — Class 529-T (without sales charge) 2	0.15%	9.76%	6.08%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	5.96%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-1
| CEUFX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 67	0.67%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 0.10% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-F-1 *	0.10%	9.71%	5.12%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-2
| FUEPX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 59	0.59%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.21% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
EuroPacific Growth Fund — Class 529-F-2 2	0.21%	4.17%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	7.75%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class 529-F-3
| FEPUX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.52%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.26% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
EuroPacific Growth Fund — Class 529-F-3 2	0.26%	4.23%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	7.75%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-1
| RERAX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 155	1.56%
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.78% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-1 *	(0.78) %	8.73%	4.16%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-2
| RERBX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.56%
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.76% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-2 *	(0.76) %	8.74%	4.18%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-2E
| REEBX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 127	1.27%
Management's discussion of fund performance
The fund’s Class R-2E shares lost 0.48% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-2E *	(0.48) %	9.05%	4.49%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-3
| RERCX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 111	1.11%
Management's discussion of fund performance
The fund’s Class R-3 shares lost 0.33% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-3 *	(0.33) %	9.22%	4.64%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-4
| REREX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 81	0.81%
Management's discussion of fund performance
The fund’s Class R-4 shares lost 0.03% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-4 *	(0.03) %	9.55%	4.96%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-5E
| RERHX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.62%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.16% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns

	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class R-5E 2	0.16%	9.76%	5.92%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	6.02%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-5
| RERFX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.51%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.27% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-5 *	0.27%	9.88%	5.27%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-016-0525 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
EuroPacific Growth Fund
®
Class R-6
| RERGX
for the year ended March 31, 2025
This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.47%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.34% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-6 *	0.34%	9.93%	5.33%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-016-0525 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Pablo R. González Guajardo, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
March 31, 2025	152,000	22,000	49,000	None
March 31, 2024	144,000	22,000	84,000	None
Adviser and Affiliates2
March 31, 2025	Not Applicable	1,936,000	4000	11,000
March 31, 2024	Not Applicable	2,128,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
March 31, 2025	2,022,000
March 31, 2024	2,233,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

EuroPacific Growth Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended March 31, 2025
Lit. No. MFGEFP4-016-0525 © 2025 Capital Group. All rights reserved.

Investment portfolio March 31, 2025

Common stocks 95.56%		Shares	Value (000)
Financials 19.37%
	Banco Bilbao Vizcaya Argentaria, SA	175,927,445	$2,398,112
	UniCredit SpA	30,720,141	1,724,242
	3i Group PLC	31,955,678	1,496,961
	Standard Chartered PLC	90,282,749	1,338,082
	Nu Holdings, Ltd., Class A1	102,416,368	1,048,744
	NatWest Group PLC	153,484,033	899,239
	Deutsche Bank AG	29,483,251	696,280
	UBS Group AG	22,375,109	685,609
	Brookfield Corp., Class A	12,923,016	677,295
	ICICI Bank, Ltd.	36,879,468	581,095
	ICICI Bank, Ltd. (ADR)	2,939,259	92,645
	Aon PLC, Class A	1,534,654	612,465
	Kotak Mahindra Bank, Ltd.	21,477,691	544,849
	AIA Group, Ltd.	70,730,995	534,671
	Adyen NV1	338,019	516,663
	ING Groep NV	26,270,554	514,289
	Mizuho Financial Group, Inc.[2]	17,636,300	480,333
	AXA SA2	11,194,450	477,895
	HDFC Bank, Ltd.	20,604,295	438,870
	KB Financial Group, Inc.	7,859,407	422,460
	London Stock Exchange Group PLC	2,816,931	417,728
	Skandinaviska Enskilda Banken AB, Class A	25,135,600	412,131
	Resona Holdings, Inc.	46,097,700	398,987
	Münchener Rückversicherungs-Gesellschaft AG	594,281	374,593
	Commerzbank AG, non-registered shares[2]	16,227,893	368,391
	Ping An Insurance (Group) Company of China, Ltd., Class H	56,422,000	336,631
	Erste Group Bank AG	4,734,376	328,932
	FinecoBank SpA	16,073,517	318,452
	Aegon, Ltd.	42,885,965	282,081
	Deutsche Boerse AG	882,323	260,051
	Wise PLC, Class A1	19,211,648	235,272
	Barclays PLC	58,146,836	218,347
	State Bank of India	23,418,933	210,541
	Hana Financial Group, Inc.	5,125,772	208,602
	Banco Santander, SA	29,954,762	201,759
	DBS Group Holdings, Ltd.	5,641,007	193,596
	Grupo Financiero Banorte, SAB de CV, Series O	27,056,371	187,647
	Intermediate Capital Group PLC	6,472,018	164,781
	Bank Central Asia Tbk PT	316,364,500	161,121
	Bridgepoint Group PLC	38,380,471	159,623
	Société Générale	3,434,836	155,075
	Edenred SA	4,714,080	153,821
	Aviva PLC	21,165,463	152,529
	China Merchants Bank Co., Ltd., Class A	24,815,383	148,141
	HSBC Holdings PLC (GBP denominated)	12,755,293	144,628
	CVC Capital Partners PLC	6,660,314	132,367
	Cholamandalam Investment and Finance Co., Ltd.	7,373,946	130,864
	Intact Financial Corp.	630,039	128,722
	EXOR NV	1,402,685	127,635
	Bank Mandiri (Persero) Tbk PT	365,529,300	114,432
	CaixaBank, SA, non-registered shares	13,817,885	107,546
	Danske Bank AS	3,149,943	103,275
	Allianz SE	232,325	88,577
	Eurobank Ergasias Services and Holdings SA	30,501,283	82,127
	Royal Bank of Canada[2]	668,670	75,322
	Banco Comercial Portugues, SA	123,147,118	74,398
	PB Fintech, Ltd.[1]	3,702,629	68,385
	BNP Paribas SA2	808,373	67,324
	Sampo Oyj, Class A	6,709,480	64,259
	Hong Kong Exchanges and Clearing, Ltd.	1,173,000	52,181
	Hiscox, Ltd.	3,317,614	50,444
	Saudi Awwal Bank SJSC, non-registered shares	5,040,908	50,153
	Emirates NBD Bank PJSC	8,912,161	49,055
	Checkout Payments Group, Ltd., Class B1,3,4	479,280	44,266
	Canadian Imperial Bank of Commerce	492,238	27,690

1	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Euronext NV	188,451	$27,293
	Discovery, Ltd.	1,880,649	20,474
	Sberbank of Russia PJSC[3]	48,140,292	— [5]
			24,061,048

Industrials 18.79%
	Airbus SE, non-registered shares	19,772,777	3,486,397
	Safran SA	7,674,967	2,024,702
	Siemens AG	6,317,804	1,449,486
	Rolls-Royce Holdings PLC	146,752,604	1,418,887
	Recruit Holdings Co., Ltd.	22,835,454	1,186,310
	MTU Aero Engines AG6	2,698,759	934,719
	Techtronic Industries Co., Ltd.	70,692,091	851,407
	SMC Corp.	2,023,896	720,170
	Melrose Industries PLC[6]	104,058,656	641,302
	Rheinmetall AG, non-registered shares	418,221	599,816
	ABB, Ltd.	10,740,950	555,857
	International Consolidated Airlines Group SA (CDI)	160,715,901	544,464
	Volvo AB, Class B	18,245,586	536,594
	DSV A/S	2,620,572	507,261
	Schneider Electric SE2	2,025,606	468,893
	BAE Systems PLC	22,757,455	460,507
	Kingspan Group PLC	4,938,530	399,399
	Hitachi, Ltd.	17,068,300	395,150
	Shenzhen Inovance Technology Co., Ltd., Class A	38,249,294	360,534
	Leonardo SpA	7,257,903	354,230
	Wolters Kluwer NV	2,097,876	325,854
	Trane Technologies PLC	963,422	324,596
	Bunzl PLC	8,146,456	312,133
	Daikin Industries, Ltd.	2,814,954	305,612
	Larsen & Toubro, Ltd.	6,595,855	268,087
	RELX PLC	5,252,006	263,815
	Ashtead Group PLC	4,783,200	258,308
	Compagnie de Saint-Gobain SA, non-registered shares	2,485,133	247,028
	Rumo SA	83,596,372	237,614
	Rentokil Initial PLC	51,759,958	233,907
	ASSA ABLOY AB, Class B	6,837,942	205,471
	IMCD NV	1,453,139	193,419
	Mitsubishi Heavy Industries, Ltd.	9,544,900	163,113
	Deutsche Post AG	3,780,457	161,363
	SGH, Ltd.	5,006,187	156,612
	Thales SA	568,066	152,520
	Epiroc AB, Class A2	4,416,679	89,211
	Epiroc AB, Class B	2,861,360	50,551
	Komatsu, Ltd.	4,480,500	130,018
	AtkinsRealis Group, Inc.	2,564,016	121,818
	Lifco AB, Class B	3,344,637	118,397
	Canadian National Railway Co. (CAD denominated)	1,148,740	111,789
	Mitsui & Co., Ltd.	5,556,000	104,428
	Ryanair Holdings PLC (ADR)	2,311,279	97,929
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	5,269,000	97,427
	Deutsche Lufthansa AG	12,655,496	91,609
	Bombardier, Inc., Class B1	1,587,556	89,337
	Mitsubishi Corp.	4,264,900	75,009
	TFI International, Inc.	937,630	72,619
	Ferguson Enterprises, Inc.	440,301	70,549
	Experian PLC	1,199,167	55,578
	Grab Holdings, Ltd., Class A1	11,865,139	53,749
	Airports of Thailand PCL, foreign registered shares	31,562,723	35,314
	ITOCHU Corp.	742,000	34,279
	Contemporary Amperex Technology Co., Ltd., Class A	869,660	30,480
	Fluidra, SA, non-registered shares	941,285	22,107
	VAT Group AG	58,485	21,134
	Randstad NV, non-registered shares[2]	477,809	19,876
	InPost SA1	1,004,575	14,784
	Wizz Air Holdings PLC[1]	698,165	13,499

EuroPacific Growth Fund	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Kawasaki Heavy Industries, Ltd.	102,425	$6,150
	Rational AG	5,000	4,143
	Arcadis NV, non-registered shares	35,464	1,812
			23,339,133

Information technology 15.12%
	Taiwan Semiconductor Manufacturing Co., Ltd.	188,079,553	5,243,246
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,868,243	310,128
	SAP SE	11,740,619	3,117,031
	Shopify, Inc., Class A, subordinate voting shares[1]	17,440,574	1,665,226
	ASML Holding NV	2,508,137	1,659,627
	SK hynix, Inc.	8,378,064	1,111,033
	Sage Group PLC (The)[6]	50,561,504	789,844
	Tokyo Electron, Ltd.	5,078,683	692,533
	Keyence Corp.	1,721,874	675,848
	NEC Corp.	25,108,850	532,870
	Capgemini SE2	2,103,587	314,560
	Renesas Electronics Corp.	21,344,500	289,932
	Constellation Software, Inc.	76,989	243,819
	Infineon Technologies AG	6,264,600	206,886
	Fujitsu, Ltd.	10,197,690	202,727
	Disco Corp.	904,060	186,137
	Samsung Electronics Co., Ltd.	4,057,374	160,679
	ASM International NV	310,204	142,129
	TDK Corp.	12,842,800	134,066
	OBIC Co., Ltd.	4,580,800	132,173
	STMicroelectronics NV	5,950,765	130,258
	Dassault Systemes SE	3,368,274	128,358
	Nemetschek SE	880,385	102,093
	Halma PLC	3,040,376	101,685
	Zhongji Innolight Co., Ltd., Class A	6,963,653	96,417
	Advantech Co., Ltd.	8,182,000	92,696
	Tata Consultancy Services, Ltd.	2,106,484	88,525
	BE Semiconductor Industries NV	601,182	62,447
	Globant SA1	523,161	61,586
	Canva, Inc.[1,3,4]	37,779	48,357
	E Ink Holdings, Inc.	4,539,000	36,516
	Nomura Research Institute, Ltd.	499,200	16,200
			18,775,632

Consumer discretionary 12.81%
	MercadoLibre, Inc.[1]	1,085,757	2,118,171
	Flutter Entertainment PLC[1]	8,631,154	1,912,232
	adidas AG	4,265,914	998,948
	Trip.com Group, Ltd. (ADR)	8,184,688	520,382
	Trip.com Group, Ltd.	4,115,929	262,711
	Meituan, Class B1	36,338,210	734,708
	Meituan (ADR)[1,2]	562,320	22,684
	Amadeus IT Group SA, Class A, non-registered shares	9,209,376	705,744
	Stellantis NV	57,500,260	643,897
	LVMH Moët Hennessy-Louis Vuitton SE	996,909	622,393
	Compagnie Financière Richemont SA, Class A	3,376,376	589,602
	BYD Co., Ltd., Class H	7,579,000	383,094
	BYD Co., Ltd., Class A	2,037,050	106,147
	Sony Group Corp.	18,819,318	479,356
	InterContinental Hotels Group PLC	4,292,017	461,926
	Midea Group Co., Ltd., Class A	41,255,573	447,315
	Maruti Suzuki India, Ltd.	2,908,238	391,685
	Industria de Diseño Textil, SA	7,777,495	387,959
	Ferrari NV (EUR denominated)	823,256	351,137
	Dollarama, Inc.	2,692,131	287,874
	Booking Holdings, Inc.	60,507	278,750
	Compass Group PLC	6,994,189	230,916
	PDD Holdings, Inc. (ADR)[1]	1,795,620	212,512
	ASICS Corp.	9,258,200	196,627
	Alibaba Group Holding, Ltd.	11,515,100	190,928
	Zalando SE, non-registered shares[1]	5,230,841	180,492
	Aristocrat Leisure, Ltd.	4,201,567	169,679

3	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Mercedes-Benz Group AG	2,860,733	$167,763
	H World Group, Ltd. (ADR)	4,063,758	150,400
	Titan Co., Ltd.	4,185,820	149,802
	Barratt Redrow PLC	27,180,886	149,463
	NEXT PLC	1,029,337	148,186
	TVS Motor Co., Ltd.	5,178,170	146,141
	Moncler SpA	2,245,273	138,740
	Galaxy Entertainment Group, Ltd.	34,534,000	135,630
	Mahindra & Mahindra, Ltd.	3,878,509	120,602
	Evolution AB	1,582,689	118,062
	Sands China, Ltd.[1]	52,948,000	106,630
	Suzuki Motor Corp.	8,260,200	100,713
	Hermès International[2]	37,466	98,179
	D’Ieteren Group	551,922	95,090
	Hyundai Motor Co.	641,329	86,536
	Coupang, Inc., Class A1	3,116,847	68,352
	B&M European Value Retail SA	9,039,620	30,481
	Shenzhou International Group Holdings, Ltd.	1,288,800	9,721
			15,908,360

Health care 8.66%
	Novo Nordisk AS, Class B	39,274,283	2,722,193
	EssilorLuxottica SA	6,356,668	1,828,718
	Daiichi Sankyo Co., Ltd.	60,057,810	1,409,311
	AstraZeneca PLC	7,836,116	1,145,207
	Argenx SE (ADR)[1]	1,164,588	689,279
	Argenx SE, non-registered shares[1]	151,536	89,493
	Sanofi	4,119,473	456,479
	Sonova Holding AG	1,349,115	393,271
	Zealand Pharma AS1	3,454,693	260,012
	BeiGene, Ltd. (ADR)[1]	649,336	176,730
	Eurofins Scientific SE, non-registered shares[2]	3,316,675	176,727
	HOYA Corp.	1,464,500	165,202
	Lonza Group AG	255,071	156,990
	Chugai Pharmaceutical Co., Ltd.	3,287,800	150,167
	Innovent Biologics, Inc.[1]	23,895,500	144,211
	Siemens Healthineers AG	1,940,758	104,131
	Haleon PLC	16,990,448	85,996
	WuXi AppTec Co., Ltd., Class A	4,232,652	39,615
	WuXi AppTec Co., Ltd., Class H2	3,962,000	35,534
	Sandoz Group AG	1,771,894	74,532
	Alcon, Inc.	762,239	71,961
	Asahi Intecc Co., Ltd.	4,393,200	71,042
	BioNTech SE (ADR)[1]	741,308	67,504
	bioMérieux SA	514,074	63,531
	Ambu AS, Class B, non-registered shares	3,317,109	56,892
	Koninklijke Philips NV	1,251,011	31,784
	Rede D’Or Sao Luiz SA	4,633,031	22,895
	UCB SA	126,995	22,397
	GSK PLC	1,124,867	21,484
	Bachem Holding AG	232,697	13,738
	Sartorius Stedim Biotech SA	45,940	9,137
			10,756,163

Materials 6.82%
	Anglo American PLC	41,706,418	1,170,797
	Heidelberg Materials AG, non-registered shares	5,965,221	1,020,673
	Linde PLC	1,802,265	839,207
	First Quantum Minerals, Ltd.[1,6]	47,372,662	636,990
	Ivanhoe Mines, Ltd., Class A1,6	43,326,231	367,914
	Ivanhoe Mines, Ltd., Class A1,4,6	25,725,343	218,452
	Vale SA, ordinary nominative shares	33,302,785	330,901
	Vale SA (ADR), ordinary nominative shares	15,208,774	151,783
	Shin-Etsu Chemical Co., Ltd.	16,215,246	461,983
	Grupo México, SAB de CV, Series B	86,211,620	431,048
	Glencore PLC	116,636,047	429,061
	Lundin Mining Corp.[6]	47,996,373	388,894
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	3,508,212	380,088

EuroPacific Growth Fund	4

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	5,596,457	$334,570
	Antofagasta PLC	12,094,673	264,183
	CRH PLC	2,529,439	222,515
	Barrick Gold Corp.	6,898,588	134,108
	Nitto Denko Corp.[2]	6,626,486	122,129
	Air Liquide SA2	627,970	119,504
	Sika AG	459,170	111,223
	Nippon Sanso Holdings Corp.	2,757,424	83,324
	BASF SE	1,607,134	79,876
	Smurfit Westrock PLC	1,747,149	78,726
	Akzo Nobel NV	610,368	37,630
	Wheaton Precious Metals Corp.[2]	378,367	29,373
	DSM-Firmenich AG	253,273	25,101
			8,470,053

Consumer staples 5.19%
	Nestlé SA	13,090,891	1,323,849
	Danone SA	9,744,644	746,715
	Kweichow Moutai Co., Ltd., Class A	3,155,305	679,588
	Philip Morris International, Inc.	3,480,960	552,533
	Ajinomoto Co., Inc.	26,390,500	521,961
	British American Tobacco PLC	11,153,941	459,845
	Imperial Brands PLC	11,701,408	432,729
	L’Oréal SA, non-registered shares	1,046,064	388,414
	Anheuser-Busch InBev SA/NV	3,898,729	240,066
	Reckitt Benckiser Group PLC	3,328,693	224,937
	JBS SA	29,217,924	210,490
	Carlsberg A/S, Class B	1,176,344	149,833
	Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	10,801	145,781
	Seven & i Holdings Co., Ltd.	6,789,200	98,667
	Pernod Ricard SA	692,013	68,738
	Avenue Supermarts, Ltd.[1]	1,250,343	59,860
	Suntory Beverage & Food, Ltd.	1,788,800	58,930
	Uni-Charm Corp.	6,158,292	48,983
	Treasury Wine Estates, Ltd.	5,370,033	32,848
			6,444,767

Communication services 4.02%
	Bharti Airtel, Ltd.	45,692,214	924,403
	Tencent Holdings, Ltd.	11,335,320	722,429
	Deutsche Telekom AG	17,217,135	637,527
	NetEase, Inc.	21,098,343	434,830
	Nintendo Co., Ltd.	5,871,000	400,458
	Publicis Groupe SA	3,650,818	344,000
	Spotify Technology SA1	525,320	288,942
	Sea, Ltd., Class A (ADR)[1]	2,192,541	286,105
	Universal Music Group NV	8,726,291	240,511
	Capcom Co., Ltd.	6,770,300	166,939
	SoftBank Group Corp.	2,354,700	119,154
	KANZHUN, Ltd., Class A (ADR)[1]	6,185,578	118,577
	Scout24 SE	1,065,581	111,069
	HYBE Co., Ltd.	462,400	74,403
	Advanced Info Service PCL, foreign registered shares	7,126,900	57,859
	Springer Nature AG & Co. KGaA, non-registered shares[1]	1,986,896	40,605
	MTN Group, Ltd.	4,006,710	26,988
			4,994,799

Energy 3.41%
	Reliance Industries, Ltd.	68,578,147	1,019,996
	Canadian Natural Resources, Ltd. (CAD denominated)	31,970,038	983,728
	Cenovus Energy, Inc. (CAD denominated)	47,558,546	660,972
	Cenovus Energy, Inc.	2,359,176	32,816
	TotalEnergies SE	10,353,285	669,140
	Shell PLC (GBP denominated)	7,427,355	270,321
	Shell PLC (EUR denominated)	6,846,800	250,943

5	EuroPacific Growth Fund

Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Tourmaline Oil Corp.	6,266,056	$302,188
	BP PLC	9,312,183	52,524
	Rosneft Oil Co. PJSC[3]	3,432,340	— [5]
			4,242,628

Utilities 0.90%
	Gulf Development PCL, foreign registered shares[1,3]	278,071,898	395,192
	Engie SA2	15,162,823	295,460
	Engie SA, bonus shares	1,746,590	34,033
	Equatorial Energia SA, ordinary nominative shares	24,001,440	134,593
	National Grid PLC	7,546,324	98,316
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	4,301,200	76,882
	Iberdrola, SA, non-registered shares	2,795,936	45,200
	Enel SpA	3,382,285	27,436
	E.ON SE	376,081	5,676
			1,112,788

Real estate 0.47%
	KE Holdings, Inc., Class A (ADR)	21,694,994	435,852
	Goodman Logistics (HK), Ltd. REIT	3,462,000	62,261
	Mitsui Fudosan Co., Ltd.	5,319,000	47,486
	Ayala Land, Inc.	100,487,807	40,398
			585,997
	Total common stocks (cost: $78,519,334,000)		118,691,368
Preferred securities 0.16%
Consumer discretionary 0.11%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[2]	2,744,343	136,693

Financials 0.05%
	Itaú Unibanco Holding SA, preferred nominative shares	11,409,187	62,800

Information technology 0.00%
	Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	3,308	4,234
	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	133	170
	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	11	14
	Canva, Inc., Series A-5, noncumulative preferred shares[1,3,4]	9	12
			4,430
	Total preferred securities (cost: $283,536,000)		203,923
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	108,820	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 4.20%
Money market investments 3.97%
	Capital Group Central Cash Fund 4.33%[6,7]	49,252,640	4,925,264

Money market investments purchased with collateral from securities on loan 0.23%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[7,8]	49,227,693	49,228
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[7,8]	40,500,000	40,500
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[7,8]	40,500,000	40,500

EuroPacific Growth Fund	6

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[7,8]	37,600,000	$37,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[7,8]	34,700,000	34,700
Fidelity Investments Money Market Government Portfolio, Class I 4.23%[7,8]	28,900,000	28,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[7,8]	26,000,000	26,000
Capital Group Central Cash Fund 4.33%[6,7,8]	204,124	20,412
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[7,8]	11,500,000	11,500
		289,340
Total short-term securities (cost: $5,214,635,000)		5,214,604
Total investment securities 99.92% (cost: $84,017,505,000)		124,109,895
Other assets less liabilities 0.08%		99,177
Net assets 100.00%		$124,209,072
Investments in affiliates6

	Value at 4/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 3.21%
Industrials 1.27%
MTU Aero Engines AG	$666,338	$23,020	$—	$—	$245,361	$934,719	$5,644
Melrose Industries PLC	936,166	—	41,182	(7,712)	(245,970)	641,302	8,162
Kingspan Group PLC[9]	942,325	18,228	454,359	(14,478)	(92,317)	—	5,744
						1,576,021
Information technology 0.64%
Sage Group PLC (The)	536,955	296,123	12,547	(1,538)	(29,149)	789,844	11,469
Consumer discretionary 0.00%
Dowlais Group PLC [10]	92,065	—	92,701	(116,420)	117,056	—	1,072
Flutter Entertainment PLC[1,9]	2,113,655	25,174	524,718	156,199	141,922	—	—
						—
Materials 1.30%
First Quantum Minerals, Ltd. [1]	509,207	16,805	19,798	(23,695)	154,471	636,990	—
Ivanhoe Mines, Ltd., Class A1	423,762	109,017	—	—	(164,865)	367,914	—
Ivanhoe Mines, Ltd., Class A1,4	306,908	—	—	—	(88,456)	218,452	—
Lundin Mining Corp.	475,599	17,457	—	—	(104,162)	388,894	12,460
						1,612,250
Utilities 0.00%
ENN Energy Holdings, Ltd. [10]	437,790	—	409,064	32,960	(61,686)	—	16,547
Real estate 0.00%
ESR Group, Ltd. [10]	238,990	—	341,509	(200,252)	302,771	—	3,577
Total common stocks						3,978,115
Short-term securities 3.98%
Money market investments 3.97%
Capital Group Central Cash Fund 4.33% [7]	4,531,065	17,820,246	17,428,193	510	1,636	4,925,264	259,792
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.33% [7,8]	16,903	3,509 [11]				20,412	— [12]
Total short-term securities						4,945,676
Total 7.19%				$(174,426)	$176,612	$8,923,791	$324,467

7	EuroPacific Growth Fund

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1,6	12/18/2023	$230,720	$218,452	0.18%
Canva, Inc.[1,3]	8/26/2021-11/4/2021	64,403	48,357	0.04
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	5,639	4,234	0.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	227	170	0.00 [13]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	19	14	0.00 [13]
Canva, Inc., Series A-5, noncumulative preferred shares[1,3]	11/4/2021	15	12	0.00 [13]
Checkout Payments Group, Ltd., Class B1,3	1/11/2022	148,840	44,266	0.03
Total		$449,863	$315,505	0.25%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $418,541,000, which represented 0.34% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $315,505,000, which represented 0.25% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Rate represents the seven-day yield at 3/31/2025.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2025. Refer to the investment portfolio for the security value at 3/31/2025.
[10]	Affiliated issuer during the reporting period but no longer held at 3/31/2025.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[13]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

EuroPacific Growth Fund	8

Financial statements
Statement of assets and liabilities at March 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $418,541 of investment securities on loan):
Unaffiliated issuers (cost: $75,617,592)	$115,186,104
Affiliated issuers (cost: $8,399,913)	8,923,791	$124,109,895
Cash		4,493
Cash denominated in currencies other than U.S. dollars (cost: $21,302)		21,300
Receivables for:
Sales of investments	734,217
Sales of fund’s shares	135,446
Dividends	461,998
Securities lending income	322	1,331,983
		125,467,671
Liabilities:
Collateral for securities on loan		289,340
Payables for:
Purchases of investments	279,623
Repurchases of fund’s shares	278,243
Investment advisory services	45,945
Services provided by related parties	12,515
Trustees’ deferred compensation	5,562
U.S. and non-U.S. taxes	343,641
Other	3,730	969,259
Net assets at March 31, 2025		$124,209,072
Net assets consist of:
Capital paid in on shares of beneficial interest		$81,435,780
Total distributable earnings (accumulated loss)		42,773,292
Net assets at March 31, 2025		$124,209,072
Refer to the notes to financial statements.

9	EuroPacific Growth Fund

Financial statements (continued)
Statement of assets and liabilities at March 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,258,028 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$18,644,212	338,495	$55.08
Class C	230,103	4,351	52.88
Class T	11	— *	55.15
Class F-1	1,148,750	20,962	54.80
Class F-2	19,159,754	348,684	54.95
Class F-3	15,220,299	275,788	55.19
Class 529-A	1,208,688	22,307	54.18
Class 529-C	20,441	392	52.21
Class 529-E	43,103	807	53.44
Class 529-T	16	— *	55.12
Class 529-F-1	11	— *	54.10
Class 529-F-2	215,429	3,913	55.06
Class 529-F-3	79	1	54.99
Class R-1	92,454	1,791	51.61
Class R-2	637,208	12,245	52.04
Class R-2E	63,973	1,184	54.02
Class R-3	1,373,845	25,707	53.44
Class R-4	2,431,634	45,341	53.63
Class R-5E	687,152	12,580	54.62
Class R-5	2,284,065	41,486	55.06
Class R-6	60,747,845	1,101,994	55.13
*
Amount less than one thousand.
Refer to the notes to financial statements.

EuroPacific Growth Fund	10

Financial statements (continued)
Statement of operations for the year ended March 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $233,007; also includes $324,467 from affiliates)	$2,528,090
Interest from unaffiliated issuers	2,506
Securities lending income (net of fees)	2,126	$2,532,722
Fees and expenses*:
Investment advisory services	560,940
Distribution services	78,513
Transfer agent services	64,052
Administrative services	40,318
529 plan services	863
Reports to shareholders	2,920
Registration statement and prospectus	962
Trustees’ compensation	1,200
Auditing and legal	473
Custodian	14,922
Other	577	765,740
Net investment income		1,766,982
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $305,831):
Unaffiliated issuers	9,086,133
Affiliated issuers	(174,426)
Currency transactions	(7,709)	8,903,998
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $313,203):
Unaffiliated issuers	(10,569,438)
Affiliated issuers	176,612
Currency translations	1,511	(10,391,315)
Net realized gain (loss) and unrealized appreciation (depreciation)		(1,487,317)
Net increase (decrease) in net assets resulting from operations		$279,665
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended March 31,
	2025	2024

Operations:
Net investment income	$1,766,982	$1,986,075
Net realized gain (loss)	8,903,998	7,317,997
Net unrealized appreciation (depreciation)	(10,391,315)	7,868,975
Net increase (decrease) in net assets resulting from operations	279,665	17,173,047
Distributions paid to shareholders	(8,561,098)	(5,120,514)
Net capital share transactions	(8,691,788)	(10,452,545)
Total increase (decrease) in net assets	(16,973,221)	1,599,988
Net assets:
Beginning of year	141,182,293	139,582,305
End of year	$124,209,072	$141,182,293
Refer to the notes to financial statements.

11	EuroPacific Growth Fund

Notes to financial statements
1. Organization

EuroPacific Growth Fund (the “fund“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

EuroPacific Growth Fund	12

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

13	EuroPacific Growth Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,850,530	$21,166,252	$44,266	$24,061,048
Industrials	1,277,427	22,061,706	—	23,339,133
Information technology	2,280,759	16,446,516	48,357	18,775,632
Consumer discretionary	5,571,357	10,337,003	—	15,908,360
Health care	956,408	9,799,755	—	10,756,163
Materials	4,209,999	4,260,054	—	8,470,053
Consumer staples	763,023	5,681,744	—	6,444,767
Communication services	693,624	4,301,175	—	4,994,799
Energy	1,979,704	2,262,924	— *	4,242,628
Utilities	211,475	506,121	395,192	1,112,788
Real estate	435,852	150,145	—	585,997
Preferred securities	62,800	136,693	4,430	203,923
Rights & warrants	—	—	— *	— *
Short-term securities	5,214,604	—	—	5,214,604
Total	$26,507,562	$97,110,088	$492,245	$124,109,895
*
Amount less than one thousand.

EuroPacific Growth Fund	14

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts.

15	EuroPacific Growth Fund

In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of March 31, 2025, the total value of securities on loan was $418,541,000, and the total value of collateral received was $464,387,000. Collateral received includes cash of $289,340,000 and U.S. government securities of $175,047,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended March 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

EuroPacific Growth Fund	16

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended March 31, 2025, the fund recognized $1,783,000 in EU reclaims (net of $55,000 in fees and the effect of realized gain or loss from currency translations) and $315,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended March 31, 2025, the fund reclassified $546,642,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of March 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,665,978
Gross unrealized appreciation on investments	42,129,684
Gross unrealized depreciation on investments	(2,702,972)
Net unrealized appreciation (depreciation) on investments	39,426,712
Cost of investments	84,683,183

17	EuroPacific Growth Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended March 31, 2025			Year ended March 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$221,054	$1,009,516	$1,230,570	$323,248	$380,660	$703,908
Class C	954	14,154	15,108	2,769	6,152	8,921
Class T	— *	1	1	— *	— *	— *
Class F-1	13,693	64,403	78,096	21,500	25,281	46,781
Class F-2	273,756	1,013,562	1,287,318	389,651	391,146	780,797
Class F-3	238,947	812,535	1,051,482	311,408	299,402	610,810
Class 529-A	14,166	66,016	80,182	20,889	24,777	45,666
Class 529-C	81	1,322	1,403	244	594	838
Class 529-E	413	2,425	2,838	675	926	1,601
Class 529-T	— *	1	1	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	2,902	10,724	13,626	3,666	3,693	7,359
Class 529-F-3	1	3	4	— *	— *	— *
Class R-1	456	5,384	5,840	1,009	2,046	3,055
Class R-2	3,324	36,720	40,044	6,946	13,048	19,994
Class R-2E	474	3,408	3,882	787	1,217	2,004
Class R-3	12,628	78,159	90,787	22,171	30,897	53,068
Class R-4	31,589	143,144	174,733	54,585	62,551	117,136
Class R-5E	10,044	38,271	48,315	15,277	15,629	30,906
Class R-5	39,104	141,454	180,558	70,342	68,025	138,367
Class R-6	965,602	3,290,708	4,256,310	1,305,083	1,244,220	2,549,303
Total	$1,829,188	$6,731,910	$8,561,098	$2,550,250	$2,570,264	$5,120,514
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the year ended March 31, 2025, the investment advisory services fees were $560,940,000, which were equivalent to an annualized rate of 0.417% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

EuroPacific Growth Fund	18

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended March 31, 2025, the 529 plan services fees were $863,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

19	EuroPacific Growth Fund

For the year ended March 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$48,275	$25,574	$6,030	Not applicable
Class C	2,651	327	81	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	3,164	1,854	383	Not applicable
Class F-2	Not applicable	22,513	6,071	Not applicable
Class F-3	Not applicable	328	4,849	Not applicable
Class 529-A	2,905	1,451	388	$706
Class 529-C	239	28	7	14
Class 529-E	230	34	14	26
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	147	64	117
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,004	100	30	Not applicable
Class R-2	5,138	2,384	206	Not applicable
Class R-2E	398	135	20	Not applicable
Class R-3	7,583	2,302	457	Not applicable
Class R-4	6,926	2,866	836	Not applicable
Class R-5E	Not applicable	1,175	231	Not applicable
Class R-5	Not applicable	1,497	866	Not applicable
Class R-6	Not applicable	1,337	19,785	Not applicable

Total class-specific expenses	$78,513	$64,052	$40,318	$863
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,200,000 in the fund’s statement of operations reflects $636,000 in current fees (either paid in cash or deferred) and a net increase of $564,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended
March 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $915,013,000 and $2,462,434,000, respectively, which generated $448,799,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended March 31, 2025.

EuroPacific Growth Fund	20

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2025
Class A	$785,236	13,668	$1,203,965	21,679	$(3,157,841)	(55,040)	$(1,168,640)	(19,693)
Class C	23,784	431	15,025	280	(99,347)	(1,800)	(60,538)	(1,089)
Class T	—	—	—	—	—	—	—	—
Class F-1	60,080	1,055	75,878	1,372	(290,511)	(5,088)	(154,553)	(2,661)
Class F-2	3,635,664	63,585	1,239,434	22,372	(6,284,984)	(110,125)	(1,409,886)	(24,168)
Class F-3	2,411,845	41,825	990,350	17,836	(3,959,154)	(68,771)	(556,959)	(9,110)
Class 529-A	94,712	1,677	80,156	1,466	(240,172)	(4,253)	(65,304)	(1,110)
Class 529-C	5,183	95	1,400	27	(13,750)	(253)	(7,167)	(131)
Class 529-E	4,245	77	2,838	53	(10,561)	(190)	(3,478)	(60)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	41,985	731	13,617	246	(37,130)	(646)	18,472	331
Class 529-F-3	63	1	3	— †	(36)	(1)	30	— †
Class R-1	13,124	243	5,840	112	(26,141)	(485)	(7,177)	(130)
Class R-2	148,081	2,712	40,015	760	(186,462)	(3,428)	1,634	44
Class R-2E	10,936	195	3,881	71	(13,845)	(247)	972	19
Class R-3	219,786	3,939	90,664	1,679	(492,300)	(8,794)	(181,850)	(3,176)
Class R-4	299,900	5,366	174,709	3,227	(1,031,297)	(18,385)	(556,688)	(9,792)
Class R-5E	214,424	3,755	48,306	877	(321,163)	(5,595)	(58,433)	(963)
Class R-5	289,354	5,030	180,096	3,237	(1,542,300)	(26,796)	(1,072,850)	(18,529)
Class R-6	8,390,426	145,739	4,250,859	76,589	(16,050,660)	(278,672)	(3,409,375)	(56,344)
Total net increase (decrease)	$16,648,828	290,124	$8,417,038	151,883	$(33,757,654)	(588,569)	$(8,691,788)	(146,562)
Refer to the end of the table for footnotes.

21	EuroPacific Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2024
Class A	$943,106	17,377	$688,261	12,787	$(2,685,496)	(49,555)	$(1,054,129)	(19,391)
Class C	29,451	565	8,877	171	(127,744)	(2,451)	(89,416)	(1,715)
Class T	—	—	—	—	—	—	—	—
Class F-1	85,786	1,575	45,470	849	(352,122)	(6,593)	(220,866)	(4,169)
Class F-2	3,764,600	70,034	753,004	14,025	(4,498,259)	(83,216)	19,345	843
Class F-3	2,325,069	43,030	558,564	10,365	(2,850,852)	(52,470)	32,781	925
Class 529-A	89,130	1,670	45,650	861	(218,625)	(4,093)	(83,845)	(1,562)
Class 529-C	5,902	115	838	17	(17,727)	(345)	(10,987)	(213)
Class 529-E	3,603	68	1,601	31	(8,721)	(166)	(3,517)	(67)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,687	585	7,358	137	(33,136)	(609)	5,909	113
Class 529-F-3	41	1	— †	— †	—	—	41	1
Class R-1	12,436	244	3,055	60	(29,520)	(579)	(14,029)	(275)
Class R-2	170,651	3,380	19,987	390	(180,387)	(3,512)	10,251	258
Class R-2E	13,619	258	2,004	38	(16,821)	(317)	(1,198)	(21)
Class R-3	212,612	4,046	52,997	1,013	(476,768)	(9,069)	(211,159)	(4,010)
Class R-4	442,702	8,429	117,137	2,231	(1,342,309)	(25,312)	(782,470)	(14,652)
Class R-5E	170,069	3,178	30,904	578	(366,453)	(6,907)	(165,480)	(3,151)
Class R-5	367,871	6,805	138,055	2,567	(1,385,815)	(25,807)	(879,889)	(16,435)
Class R-6	9,024,999	166,717	2,543,428	47,238	(18,572,315)	(342,647)	(7,003,888)	(128,692)
Total net increase (decrease)	$17,693,334	328,077	$5,017,191	93,358	$(33,163,070)	(613,648)	$(10,452,545)	(192,213)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $44,889,068,000 and $61,700,390,000, respectively, during the year ended March 31, 2025.

EuroPacific Growth Fund	22

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
3/31/2025	$58.78	$.61	$(.72 )	$(.11 )	$(.65 )	$(2.94)	$(3.59)	$55.08	(.05 )%	$18,644	.83%	.83%	1.05%
3/31/2024	53.82	.65	6.26	6.91	(.89 )	(1.06)	(1.95)	58.78	13.07	21,055.84		.84	1.21
3/31/2023	56.81	.80	(2.94)	(2.14)	(.58 )	(.27 )	(.85 )	53.82	(3.62)	20,320.84		.84	1.60
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94 )	(5.41)	(6.35)	56.81	(9.65)	23,445.80		.80	.85
3/31/2021	43.13	.34	25.63	25.97	(.12 )	—	(.12 )	68.98	60.22	27,945.83		.83	.58
Class C:
3/31/2025	56.53	.19	(.70 )	(.51 )	(.20 )	(2.94)	(3.14)	52.88	(.78 )	230	1.56	1.56	.34
3/31/2024	51.79	.25	6.02	6.27	(.47 )	(1.06)	(1.53)	56.53	12.23	307	1.59	1.59	.48
3/31/2023	54.77	.43	(2.86)	(2.43)	(.28 )	(.27 )	(.55 )	51.79	(4.35)	371	1.58	1.58	.89
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50 )	(5.41)	(5.91)	54.77	(10.32)	512	1.55	1.55	.11
3/31/2021	41.98	(.09 )	24.87	24.78	—	—	—	66.76	59.03	706	1.56	1.56	(.15 )
Class T:
3/31/2025	58.86	.75	(.72 )	.03	(.80 )	(2.94)	(3.74)	55.15	.22 [5]	— [6]	.58 [5]	.58 [5]	1.30 [5]
3/31/2024	53.89	.81	6.27	7.08	(1.05)	(1.06)	(2.11)	58.86	13.36 [5]	— [6]	.56 [5]	.56 [5]	1.48 [5]
3/31/2023	56.86	.93	(2.95)	(2.02)	(.68 )	(.27 )	(.95 )	53.89	(3.37)[5]	— [6]	.57 [5]	.57 [5]	1.84 [5]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[5]	— [6]	.57 [5]	.57 [5]	1.09 [5]
3/31/2021	43.13	.49	25.65	26.14	(.23 )	—	(.23 )	69.04	60.61 [5]	— [6]	.58 [5]	.58 [5]	.82 [5]
Class F-1:
3/31/2025	58.50	.60	(.73 )	(.13 )	(.63 )	(2.94)	(3.57)	54.80	(.07 )	1,149.86		.86	1.04
3/31/2024	53.56	.65	6.23	6.88	(.88 )	(1.06)	(1.94)	58.50	13.02	1,382.86		.86	1.21
3/31/2023	56.53	.80	(2.93)	(2.13)	(.57 )	(.27 )	(.84 )	53.56	(3.61)	1,489.85		.85	1.61
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90 )	(5.41)	(6.31)	56.53	(9.71)	1,877.84		.84	.81
3/31/2021	42.93	.33	25.51	25.84	(.10 )	—	(.10 )	68.67	60.21	2,439.84		.84	.56
Class F-2:
3/31/2025	58.66	.76	(.73 )	.03	(.80 )	(2.94)	(3.74)	54.95	.22	19,160.57		.57	1.32
3/31/2024	53.71	.79	6.27	7.06	(1.05)	(1.06)	(2.11)	58.66	13.36	21,872.57		.57	1.47
3/31/2023	56.66	.95	(2.95)	(2.00)	(.68 )	(.27 )	(.95 )	53.71	(3.36)	19,982.57		.57	1.89
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887.57		.57	1.08
3/31/2021	43.00	.50	25.56	26.06	(.23 )	—	(.23 )	68.83	60.61	26,751.57		.57	.83
Class F-3:
3/31/2025	58.90	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.19	.31	15,220.47		.47	1.42
3/31/2024	53.93	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.90	13.50	16,782.46		.46	1.58
3/31/2023	56.87	1.00	(2.95)	(1.95)	(.72 )	(.27 )	(.99 )	53.93	(3.25)	15,313.46		.46	1.98
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026.46		.46	1.19
3/31/2021	43.12	.56	25.66	26.22	(.28 )	—	(.28 )	69.06	60.78	19,700.46		.46	.94
Class 529-A:
3/31/2025	57.89	.59	(.73 )	(.14 )	(.63 )	(2.94)	(3.57)	54.18	(.06 )	1,209.85		.85	1.03
3/31/2024	53.03	.63	6.17	6.80	(.88 )	(1.06)	(1.94)	57.89	13.04	1,355.87		.87	1.18
3/31/2023	56.00	.78	(2.91)	(2.13)	(.57 )	(.27 )	(.84 )	53.03	(3.66)	1,325.87		.87	1.57
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93 )	(5.41)	(6.34)	56.00	(9.67)	1,487.83		.83	.83
3/31/2021	42.58	.32	25.30	25.62	(.12 )	—	(.12 )	68.08	60.16	1,736.85		.85	.55
Refer to the end of the table for footnotes.

23	EuroPacific Growth Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2025	$55.84	$.18	$(.70 )	$(.52 )	$(.17 )	$(2.94)	$(3.11)	$52.21	(.81 )%	$20	1.59%	1.59%	.32%
3/31/2024	51.16	.23	5.93	6.16	(.42 )	(1.06)	(1.48)	55.84	12.19	29	1.63	1.63	.45
3/31/2023	54.10	.40	(2.83)	(2.43)	(.24 )	(.27 )	(.51 )	51.16	(4.40)	38	1.64	1.64	.84
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45 )	(5.41)	(5.86)	54.10	(10.37)	56	1.60	1.60	.06
3/31/2021	41.51	(.08 )	24.57	24.49	—	—	—	66.00	59.00	83	1.60	1.60	(.15 )
Class 529-E:
3/31/2025	57.14	.45	(.71 )	(.26 )	(.50 )	(2.94)	(3.44)	53.44	(.28 )	43	1.08	1.08	.81
3/31/2024	52.37	.50	6.09	6.59	(.76 )	(1.06)	(1.82)	57.14	12.78	50	1.10	1.10	.96
3/31/2023	55.34	.66	(2.87)	(2.21)	(.49 )	(.27 )	(.76 )	52.37	(3.86)	49	1.09	1.09	1.34
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77 )	(5.41)	(6.18)	55.34	(9.90)	55	1.07	1.07	.59
3/31/2021	42.15	.19	25.04	25.23	(.02 )	—	(.02 )	67.36	59.81	67	1.07	1.07	.34
Class 529-T:
3/31/2025	58.83	.72	(.72 )	— [7]	(.77 )	(2.94)	(3.71)	55.12	.15 [5]	— [6]	.62 [5]	.62 [5]	1.25 [5]
3/31/2024	53.87	.77	6.27	7.04	(1.02)	(1.06)	(2.08)	58.83	13.33 [5]	— [6]	.62 [5]	.62 [5]	1.42 [5]
3/31/2023	56.83	.90	(2.93)	(2.03)	(.66 )	(.27 )	(.93 )	53.87	(3.41)[5]	— [6]	.62 [5]	.62 [5]	1.80 [5]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[5]	— [6]	.62 [5]	.62 [5]	1.03 [5]
3/31/2021	43.12	.46	25.64	26.10	(.21 )	—	(.21 )	69.01	60.54 [5]	— [6]	.63 [5]	.63 [5]	.77 [5]
Class 529-F-1:
3/31/2025	57.82	.68	(.71 )	(.03 )	(.75 )	(2.94)	(3.69)	54.10	.10 [5]	— [6]	.67 [5]	.67 [5]	1.20 [5]
3/31/2024	52.98	.73	6.16	6.89	(.99 )	(1.06)	(2.05)	57.82	13.25 [5]	— [6]	.68 [5]	.68 [5]	1.36 [5]
3/31/2023	55.93	.86	(2.89)	(2.03)	(.65 )	(.27 )	(.92 )	52.98	(3.48)[5]	— [6]	.66 [5]	.66 [5]	1.75 [5]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[5]	— [6]	.65 [5]	.65 [5]	1.00 [5]
3/31/2021	42.54	.56	25.20	25.76	(.27 )	—	(.27 )	68.03	60.52 [5]	— [6]	.63 [5]	.63 [5]	1.07 [5]
Class 529-F-2:
3/31/2025	58.77	.74	(.72 )	.02	(.79 )	(2.94)	(3.73)	55.06	.21	215.59		.59	1.29
3/31/2024	53.81	.80	6.27	7.07	(1.05)	(1.06)	(2.11)	58.77	13.36	211.57		.57	1.47
3/31/2023	56.77	.93	(2.94)	(2.01)	(.68 )	(.27 )	(.95 )	53.81	(3.37)	187.58		.58	1.86
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196.59		.59	1.06
3/31/2021[8,9]	57.39	.13	11.63	11.76	(.21 )	—	(.21 )	68.94	20.50 [10]	208	.25 [10]	.25 [10]	.19 [10]
Class 529-F-3:
3/31/2025	58.71	.81	(.75 )	.06	(.84 )	(2.94)	(3.78)	54.99	.26	— [6]	.52	.52	1.42
3/31/2024	53.76	.92	6.15	7.07	(1.06)	(1.06)	(2.12)	58.71	13.42	— [6]	.53	.53	1.69
3/31/2023	56.72	.94	(2.93)	(1.99)	(.70 )	(.27 )	(.97 )	53.76	(3.35)	— [6]	.53	.53	1.88
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	— [6]	.52	.52	1.13
3/31/2021[8,9]	57.39	.16	11.62	11.78	(.28 )	—	(.28 )	68.89	20.54 [10]	— [6]	.27 [10]	.22 [10]	.23 [10]
Class R-1:
3/31/2025	55.30	.18	(.68 )	(.50 )	(.25 )	(2.94)	(3.19)	51.61	(.78 )	93	1.56	1.56	.33
3/31/2024	50.73	.25	5.89	6.14	(.51 )	(1.06)	(1.57)	55.30	12.25	106	1.56	1.56	.50
3/31/2023	53.68	.42	(2.79)	(2.37)	(.31 )	(.27 )	(.58 )	50.73	(4.30)	111	1.56	1.56	.89
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51 )	(5.41)	(5.92)	53.68	(10.34)	135	1.56	1.56	.10
3/31/2021	41.23	(.09 )	24.43	24.34	—	—	—	65.57	59.03	182	1.57	1.57	(.16 )
Refer to the end of the table for footnotes.

EuroPacific Growth Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2025	$55.75	$.17	$(.67 )	$(.50 )	$(.27 )	$(2.94)	$(3.21)	$52.04	(.76 )%	$637	1.56%	1.56%	.31%
3/31/2024	51.18	.24	5.96	6.20	(.57 )	(1.06)	(1.63)	55.75	12.25	680	1.56	1.56	.47
3/31/2023	54.18	.43	(2.81)	(2.38)	(.35 )	(.27 )	(.62 )	51.18	(4.28)	611	1.52	1.52	.89
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57 )	(5.41)	(5.98)	54.18	(10.32)	639	1.55	1.55	.11
3/31/2021	41.60	(.08 )	24.65	24.57	—	—	—	66.17	59.03	731	1.55	1.55	(.14 )
Class R-2E:
3/31/2025	57.73	.34	(.70 )	(.36 )	(.41 )	(2.94)	(3.35)	54.02	(.48 )	64	1.27	1.27	.61
3/31/2024	52.90	.42	6.15	6.57	(.68 )	(1.06)	(1.74)	57.73	12.59	67	1.27	1.27	.78
3/31/2023	55.91	.58	(2.90)	(2.32)	(.42 )	(.27 )	(.69 )	52.90	(4.03)	63	1.27	1.27	1.17
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60 )	(5.41)	(6.01)	55.91	(10.09)	71	1.27	1.27	.40
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27	1.27	.14
Class R-3:
3/31/2025	57.13	.44	(.71 )	(.27 )	(.48 )	(2.94)	(3.42)	53.44	(.33 )	1,374	1.11	1.11	.79
3/31/2024	52.36	.50	6.08	6.58	(.75 )	(1.06)	(1.81)	57.13	12.75	1,650	1.11	1.11	.95
3/31/2023	55.32	.66	(2.88)	(2.22)	(.47 )	(.27 )	(.74 )	52.36	(3.89)	1,722	1.11	1.11	1.34
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74 )	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11	1.11	.55
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12	1.12	.29
Class R-4:
3/31/2025	57.33	.61	(.72 )	(.11 )	(.65 )	(2.94)	(3.59)	53.63	(.03 )	2,432.81		.81	1.08
3/31/2024	52.53	.66	6.10	6.76	(.90 )	(1.06)	(1.96)	57.33	13.08	3,161.81		.81	1.24
3/31/2023	55.46	.80	(2.87)	(2.07)	(.59 )	(.27 )	(.86 )	52.53	(3.59)	3,665.81		.81	1.64
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93 )	(5.41)	(6.34)	55.46	(9.67)	4,701.81		.81	.85
3/31/2021	42.19	.34	25.08	25.42	(.12 )	—	(.12 )	67.49	60.24	6,256.81		.81	.60
Class R-5E:
3/31/2025	58.33	.72	(.72 )	— [7]	(.77 )	(2.94)	(3.71)	54.62	.16	687.62		.62	1.26
3/31/2024	53.42	.77	6.21	6.98	(1.01)	(1.06)	(2.07)	58.33	13.33	790.62		.62	1.44
3/31/2023	56.37	.90	(2.92)	(2.02)	(.66 )	(.27 )	(.93 )	53.42	(3.42)	892.62		.62	1.80
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108.62		.62	1.12
3/31/2021	42.77	.47	25.44	25.91	(.21 )	—	(.21 )	68.47	60.54	2,241.61		.61	.81
Class R-5:
3/31/2025	58.76	.81	(.74 )	.07	(.83 )	(2.94)	(3.77)	55.06	.27	2,284.51		.51	1.39
3/31/2024	53.80	.84	6.25	7.09	(1.07)	(1.06)	(2.13)	58.76	13.44	3,527.52		.52	1.56
3/31/2023	56.74	.97	(2.94)	(1.97)	(.70 )	(.27 )	(.97 )	53.80	(3.31)	4,113.51		.51	1.94
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208.51		.51	1.16
3/31/2021	43.04	.53	25.61	26.14	(.26 )	—	(.26 )	68.92	60.74	7,032.51		.51	.90
Class R-6:
3/31/2025	58.84	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.13	.34	60,748.47		.47	1.41
3/31/2024	53.87	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.84	13.48	68,158.46		.46	1.59
3/31/2023	56.81	.99	(2.94)	(1.95)	(.72 )	(.27 )	(.99 )	53.87	(3.25)	69,331.46		.46	1.97
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147.46		.46	1.19
3/31/2021	43.08	.56	25.64	26.20	(.28 )	—	(.28 )	69.00	60.78	91,476.46		.46	.94
Refer to the end of the table for footnotes.

25	EuroPacific Growth Fund

Financial highlights (continued)

	Year ended March 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	35%	30%	34%	29%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

EuroPacific Growth Fund	26

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of EuroPacific Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund (the "Fund"), including the investment portfolio, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
May 13, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

27	EuroPacific Growth Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended March 31, 2025:
Long-term capital gains	$6,768,799,000
Foreign taxes	$0.24 per share
Foreign source income	$1.10 per share
Qualified dividend income	$1,979,754,000
Section 163(j) interest dividends	$431,942,000
Corporate dividends received deduction	$30,195,000
U.S. government income that may be exempt from state taxation	$157,282,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

EuroPacific Growth Fund	28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period.

29	EuroPacific Growth Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EuroPacific Growth Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: May 30, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: May 30, 2025